GIT Income Trust
Maximum Income Portfolio
Government Portfolio
1655 Ft. Myer Drive
Arlington, Virginia 22209
703-528-3600

Semi-Annual Report
September 30, 1996
(Unaudited)

Letter to Shareholders
November 15, 1996
Dear Shareholder:

Despite our optimism that inflationary pressures would remain subdued and that a downward trend in interest rates would persist, fears of inflation on the part of other market participants caused bond prices to move lower through most of the six-month period covered by this report. Our optimism proved wiser toward the end of the third quarter, when signs of a slowing caused the Fed to leave rates unchanged and bond prices to move higher.

At present, we feel that low unemployment and increasing hourly wages are the only forces present in the economy that could force the Fed to raise interest rates to dampen inflation. We are vigilant for any signs of economic acceleration that would call for portfolio adjustments, but we note that indicators such as retail sales, unemployment claims, commodity prices and home sales continue to suggest moderate economic growth.

Our Government Portfolio's thirty-day yield increased from 4.62% on March 29 to 5.16% on September 30, 1996, though falling bond prices resulted in a total return of only 0.78% for the six month period. This portfolio emphasizes intermediate securities of three to ten years maturity, with lesser emphasis on very short and very long-term securities. We feel that short-term securities currently offer little yield advantage, and would lose value if the Fed were to raise short-term rates. Bonds with maturities of ten years don't provide yields sufficiently above those of intermediate bonds to compensate for their higher risks.

Unlike other sectors of the bond market, the high-yield market in which our Maximum Income Portfolio operates continued to produce strong results during the period covered by this report. High-yield returns reflect solid corporate profits, which are in turn a result of a stable economy and low inflation. In addition, this favorable economic environment has helped many high-yield companies to shore up balance sheets and improve their credit quality, which has further enhanced returns.

During this period, the Maximum Income portfolio's thirty-day yield moved only from 8.18% on March 29 to 8.11% on September 30, 1996, with a total return of 4.28% for the six-month period. With our expectation of moderate economic growth and low inflation, the outlook is good for the high yield market. The Maximum Income portfolio remains diversified among several economic sectors and we are focusing on higher quality bonds with attractive yields.

We appreciate your confidence in the GIT Income Trust portfolios, and reaffirm out commitment to provide you with competitive returns to meet your investment objectives.

Sincerely,

(signature)

Christopher C. Berberet
Vice President

(signature)

Jay. R. Sekelsky
Vice President

Maximum Income Portfolio
Portfolio of Investments - September 30, 1996
(Unaudited)

Credit Rating*                          Principal
Moody's S&P                             Amount      Value

Corporate Debt Securities: 85.0% of Net Assets

Cable Television: 7.8%
B2      B   Cablevision Systems Corporation,
            Senior Subordinated Debentures,
            9.875%, 2/15/13             $250,000    $240,625
B2      B+  Century Communications Corporation,
            Senior Subordinated Debentures, 11.875%,
            10/15/03                     250,000     267,500

Chemicals: 4.0%
B1      B   NL Industries Inc., Senior Secured
            Notes, 11.75%, 10/15/03      250,000     262,500

Forest and Papar Products: 11.9%
B2      B   Fort Howard Corporation, Senior Subordinated
            Notes, 9%, 2/1/06            250,000     246,250
B3      B   Gaylord Container, Senior Notes,
            11.5%, 5/15/01               250,000     265,000
B1      BB- Stone Container, 1st Mortgage Notes,
            10.75%, 10/1/02              250,000     262,500

Gaming: 3.8%
Ba3     BB  Grand Casinos Inc., 1st Mortgage
            Notes, 10.125%, 12/1/03      250,000     245,938

Homebuilding: 4.0%
B2      B   NVR Inc., Senior Notes, 11%,
            4/15/03                      250,000     258,750

Hospital Management: 4.2%
Ba3     B+  Tenet Healthcare Corporation, Senior Subordinated
            Notes, 10.125%, 3/1/05       250,000     271,250

Oil & Gas: 3.2%
Ba3     BB- Gulf Canada Resources, Ltd., Subordinated
            Debentures, 9.625%, 7/1/05   200,000     208,500

Pharmaceuticals: 4.0%
B1      B+  Owens & Minor, Inc. Holding Company, Senior Subordinated
            Notes, 10.875%, 6/1/06       250,000     261,250

Radio & TV Broadcasting: 11.1%
B2      B-  American Radio Systems, Senior Subordinated
            Notes, 9%, 2/1/06            250,000     242,500
B3      B-  Chancellor Broadcasting Co., Senior Subordinated
            Notes, 12.5%, 10/1/04        188,000     211,265
B3      B-  SFX Broadcasting, Inc., Senior Subordinated
            Notes, 11.375%, 10/1/00      250,000     270,000

Restaurants: 4.0%
B1      B+  Carrols Corporation, Senior Notes,
            11.5%, 8/15/03               250,000     260,000

Retail-Food: 15.3%
B3      B-  Bruno's, Inc., Senior Subordinated
            Notes, 10.5%, 8/1/05         250,000     256,250
Ba2     BB+ Safeway, Inc., Senior Subordinated
            Debentures, 9.875%, 3/15/07  250,000     276,875
B2      B+  Stater Brothers Holdings Inc., Senior Notes,
            11%, 3/1/01                  250,000     265,000
B3      NR  Supermarkets General Holding Co., Subordinated
            Notes, 11.625%, 6/15/02      200,000     198,000

Telecommunications: 8.1%
B3      BB- CAI Wireless Systems, Inc., Senior
            Notes, 12.25%, 9/15/02       256,000     266,880
B3      B-  Mobile Telecommunications Technologies Corporation, Senior
            Notes, 13.5%, 12/15/02       250,000     260,000

Textiles-Apparel: 3.8%
B3      B  Dan River Inc., Senior Subordinated Notes,
           10.125%, 12/15/03             250,000     247,500

Total Corporate Debt Securities (Cost $5,415,016)= 5,544,333

U.S. Government Obligations: 10.8% of Net Assets

Aaa   AAA  United States Treasury Notes, 5.875%,
           11/15/05                      500,000     472,345
Aaa   AAA  United States Treasury Notes, 5.625%,
           2/15/06                       250,000     232,070

Total U.S. Government Obligations: (Cost $757,294)= $704,415

Repurchase Agreement: 1.7% of Net Assets With Donaldson, Lufkin & Jenrette Securities Corporation issued 9/30/96 at 5.65%, due 10/1/96 collaterized by $114,182 in United States Treasury Notes due 8/15/97. Proceeds at maturity
are $112,017.58. (Cost $112,000)=                   $112,000

Total Investments (Cost $6,284,310)=              $6,360,748

See Notes to Portfolios of Investments.

Government Portfolio
Portfolio of Investments - September 30, 1996
(Unaudited)

Credit Rating*                        Principal
Moody's S&P                           Amount      Value

U.S. Government Obligations: 85.7% of Net Assets

Aaa    AAA  United States Treasury Bonds,
            6.875%, 8/15/25           $1,000,000  $985,160
Aaa    AAA  United States Treasury Notes,
            6.75%, 5/31/97             1,000,000 1,006,870
Aaa    AAA  United States Treasury Notes,
            7.125%, 2/29/00              600,000   613,872
Aaa    AAA  United States Treasury Notes,
            7.75%, 2/15/01             1,000,000 1,049,530
Aaa    AAA  United States Treasury Notes,
            6.5%, 8/15/05                675,000   666,353
Aaa    AAA  United States Treasury Notes,
            5.875%, 11/15/05           1,000,000   944,690
Aaa    AAA  United States Treasury Notes,
            5.625%, 2/15/06              250,000   232,070

Total U.S. Government Obligations
  (Cost $5,654,530)=                             5,498,545

U.S. Government Agency Obligations: 11.2% of Net Assets
Aaa    AAA  Federal Home Loan Mortgage Corporation Mortgage
            Pool, 6.5%, 3/1/09           408,961   399,249
Aaa    AAA  Federal National Mortgage Association
            Notes, 6.65%, 3/8/06         325,000   310,983

Total U.S. Government Agency Obligations
(Cost $711,826)=                                   710,232

Repurchase Agreement: 0.8% of Net Assets With Donaldson, Lufkin & Jenrette Securities Corporation issued 9/30/96 at 5.65%, due 10/1/96 collateralized by $54,032 in United States Treasury Notes due 8/15/97. Proceeds at maturity are
$53,008.32.  (Cost $53,000)=                        53,000

Total Investments (Cost $6,419,356)=            $6,261,777

	Notes to Portfolios of Investments:

= Aggregate cost for federal income tax purposes and net unrealized appreciation of investments are as follows:

                              Maximum
                              Income           Government
                              Portfolio        Portfolio

Aggregate cost                $6,284,310       $6,419,356
Gross unrealized appreciation    148,294           72,315
Gross unrealized depreciation    (71,856)        (229,894)
Net unrealized appreciation
  (depreciation)                 $76,438        $(157,579)

Moody's Moody's Investors Services, Inc.
S&P Standard & Poor's Corporation

The Notes to Financial Statements are an integral part of these statements.

Statements of Assets and Liabilities
September 30, 1996
(Unaudited)

                                        Maximum
                                        Income           Government
                                        Portfolio        Portfolio

Assets
Investments, at cost                   $6,284,310       $6,419,356
Investments, at value (Notes 1 and 2)
  Investment securities                $6,248,748       $6,208,777
  Repurchase agreement                    112,000           53,000

     Total investments                  6,360,748        6,261,777
Cash                                           51              629
Receivables
  Interest                                171,926           78,211
  Share subscriptions receivable           16,626            1,112

Total assets                            6,549,351        6,341,729

Liabilities
Payables
  Capital shares redeemed                   3,457             --
  Dividends                                 7,607            1,517
  Shares reserved for subscription         16,626            1,112
Other liabilities                              44               39

     Total liabilities                     27,734            2,668

Net Assets (Note 5)                    $6,521,617       $6,339,061

Capital Shares Outstanding                908,831          664,427

Net Asset Value Per Share                  $7.176           $9.541

Statements of Operations
For the Six Months Ended September 30, 1996
(Unaudited)

Investment Income (Note 1)
Interest income                          $314,052         $212,287
Other income                                3,750            --

     Total investment income              317,802          212,287

Expenses (Notes 2 and 3)
Investment advisory fees                   20,567           20,202
Custodian fees                              1,123            1,081
Professional fees                           2,984            3,027
Salaries and related expenses              10,014            9,617
Securities registration and blue sky
  expenses                                  8,507            8,433
Telephone expense                             739              710
Data processing and office equipment
 expenses                                   6,113            5,635
Office and miscellaneous expenses           2,842            2,741
Depreciation and amortization                 255              245
Fees paid indirectly                          (50)             (48)

     Total expenses                        53,094           51,643

Net Investment Income                     264,708          160,644

Realized and Unrealized Gain(Loss) on Investments
Net realized loss on investments          (38,938)         (36,092)
Net unrealized appreciation (depreciation)
  of investments                           48,351          (78,930)

Net Gain(Loss) on Investments               9,413         (115,022)

Total Increase in Net Assets Resulting
  From Operations                        $274,121          $45,622

The Notes to Financial Statements are an integral part of these statements.

Statements of Changes in Net Assets

                               Maximum Income Portfolio             Government Portfolio
                                  Six Months Ended                  Six Months Ended
                                  Sept. 30, 1996   Year Ended       Sept. 30, 1996   Year Ended
                                  (Unaudited)      March 31, 1996   (Unaudited)      March 31, 1996
INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS

Net investment income             $264,708         $584,431         $160,644         $352,814
Net realized gain (loss) on
  investments                      (38,938)         167,400          (36,092)         253,063
Net unrealized appreciation(depreciation)
of investments                      48,351           53,681          (78,930)        (111,252)

Total increase in net assets
resulting from operations          274,121          805,512           45,622          494,625

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income             (264,708)        (584,431)        (160,644)        (352,814)

CAPITAL SHARE TRANSACTIONS
  (Note 7)                        (277,883)        (157,381)        (402,019)        (938,698)

TOTAL INCREASE (DECREASE)
  IN NET ASSETS                   (268,470)          63,700         (517,041)        (796,887)

NET ASSETS

Beginning of period              6,790,087        6,726,387        6,856,102        7,652,989
End of period                   $6,521,617       $6,790,087       $6,339,061       $6,856,102

Financial Highlights

Selected data for a share outstanding throughout each period:

Maximum Income Portfolio
              Year ended March 31,
              1996   1996   1995   1994   1993   1992
Net asset
value
beginning
of period    $ 7.162  6.938  7.285  7.455  7.255  6.775

Net
investment
income       $0.286  0.608  0.597  0.606  0.674  0.689

Net
realized &
unrealized
gains
(losses) on
securities    $0.014 0.224 (0.347)(0.170) 0.200  0.480

Total from
investment
operations    $0.300 0.832  0.250  0.436  0.874  1.169

Distributions
from net
investment
income      $(0.286)(0.608)(0.597)(0.606)(0.674)(0.689)

Distributions
from capital
gains        $   --    --     --     --     --     --

Total
Distributions$(0.286)(0.608)(0.597)(0.606)(0.674)(0.689)

Net asset
value end
of period    $7.176  7.162  6.938  7.285  7.455  7.255

Total
Return        8.57%**12.32%  3.75%  5.89% 12.69% 18.08%

Net assets
at end of
period
(thousands)   $6,522 6,790  6,726  7,702  7,329  6,456

Ratio of
expenses to
average net
assets        1.62%**1.60%  1.52%  1.54%  1.52%  1.54%

Net
investment
income to
average
net assets    8.05%**8.47%  8.56%  8.02%  9.26%  9.95%

Portfolio
turnover       25%    237%   243%   251%    73%   124%

Government Portfolio
                            Year ended March 31,
              1996***1996   1995   1994   1993   1992
Net asset
value
beginning
of period    $ 9.705  9.551  9.695 10.621 10.300 10.119

Net
investment
income        $0.237  0.472  0.391  0.363  0.501  0.654

Net
realized &
unrealized
gains
(losses) on
securities    $(0.164)0.154 (0.144)(0.151) 0.854  0.222

Total from
investment
operations    $0.073  0.626  0.247  0.212  1.355  0.876

Distributions
from net
investment
income       $(0.237)(0.472)(0.391)(0.363)(0.501)(0.654)

Distributions
from capital
gains        $   --    --     --   (0.775)(0.533)(0.041)

Total
Distributions$(0.237)(0.472)(0.391)(1.138)(1.034)(0.695)

Net asset
value end
of period    $ 9.541  9.705  9.551  9.695 10.621 10.300

Total
Return        1.57%** 6.56%  2.67%  1.95% 13.96%  8.84%

Net assets
at end of
period
(thousands)  $6,339   6,856  7,653  8,576  9,734  7,375

Ratio of
expenses to
average net
assets        1.60%** 1.59%  1.52%  1.54%  1.52%  1.53%

Net
investment
income to
average
net assets    4.97%** 4.77%  4.12%  3.53%  4.78%  6.28%

Portfolio
turnover        11%    190%   318%   287%   357%   123%

* For the year ended March 31, 1996 and thereafter, ratio reflects fees paid indirectly (Note 3).
** Annualized
*** For the six months ended September 30, 1996 (unaudited). Effective July 31, 1996, the investment advisory services transferred to Bankers Finance Advisors, LLC from Bankers Finance Investment Management Corp. (See Note 3).

The Notes to Financial Statements are an integral part of these statements.

GIT Income Trust
Notes to Financial Statements
September 30, 1996
(Unaudited)
1. Summary of Significant Accounting Policies. GIT Income Trust (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end, diversified investment management company. The Trust maintains two separate portfolios whose principal objectives are to obtain high current income. The Maximum Income Portfolio invests in long-term debt securities which may include securities rated as low as "Caa" or "CCC" by Moody's Investors Service, Inc. or Standard & Poor's Corporation, respectively. The Government Portfolio invests in securities of the U. S. Government and its agencies.

Securities Valuation: Securities having maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities having longer maturities, for which market quotations are readily available, are valued at the mean between their bid and asked prices. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Trustees. Investment transactions are recorded on the trade date. The cost of investments sold is determined on the identified cost basis for financial statement and federal income tax purposes. Repurchase Agreements are valued at amortized cost, which approximates market value.

Investment Income: Interest income, net of amortization of premium or discount, and other income (if any) are accrued as earned.

Dividends: Net investment income, determined as gross investment income less expenses, is declared as a regular dividend each business day. Dividends are distributed to shareholders or reinvested in additional shares as of the close of business at the end of each month. Capital gains distributions, if any, are declared and paid twice annually at calendar and fiscal year end. Additional distributions may be made if necessary.

Income Tax: In accordance with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, all of the taxable income of each portfolio is distributed to its shareholders, and therefore no federal income tax provision is required. As of March 31, 1996, the Maximum Income and Government Portfolios had available for federal income tax purposes unused capital loss carryovers of $2,563,160, expiring from March 31, 1997 through March 31, 2003, and $313,426, expiring March 31, 2003, respectively.

Share Subscriptions: Shares purchased by check or otherwise not paid for in immediately available funds are accounted for as share subscriptions receivable and shares reserved for subscriptions.

Use of Estimates: The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Investments in Repurchase Agreements. When the Trust purchases securities under agreements to resell, the securities are held for safekeeping by the Trust's custodian bank as collateral. Should the market value of the securities purchased under such an agreement decrease below the principal amount to be received at the termination of the agreement plus accrued interest, the counterparty is required to place an equivalent amount of additional securities in safekeeping with the Trust's custodian bank. Repurchase agreements may be terminated within seven days. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Trust, along with other registered investment companies having Advisory and Services Agreements with the same advisor, transfers uninvested cash balances into a joint trading account. The aggregate balance in this joint trading account is invested in one or more consolidated repurchase agreements whose underlying securities are U.S. Treasury or federal agency obligations.

3. Investment Advisory Fees and Other Transactions with Affiliates. The Investment Advisor to the Trust, Bankers Finance Advisors, LLC ("the Advisor"), earns an advisory fee equal to 0.625% per annum of the average net assets of each of the Trust's portfolios; the fees are accrued daily and are paid monthly. The Advisory Agreement between the Trust and the Advisor was approved at the special meeting of the Trust's shareholders on July 29, 1996. The Advisor purchased the investment management assets of Bankers Finance Investment Management Corp. ("BFIMC"), the Trust's previous investment advisor, effective July 31, 1996.

The Advisor is responsible for the fees and expenses of Trustees who are affiliated with the Advisor, the rent expense of the Trust's principal executive office premises and certain promotional expenses. For the six months ended September 30, 1996, outside Trustee fees were $750 for each Portfolio.

4. Other Expenses. With the exception of certain expenses of the Trust payable by it directly, all support services are provided to the Trust under a services agreement between the Trust and the Advisor, pursuant to which such services are provided for amounts not exceeding the cost to the Advisor. Common expenses incurred by the Trust, GIT Tax-Free Trust, Government Investors Trust and GIT Equity Trust ("the Trusts") are allocated among the portfolios based on the ratio of net assets of each portfolio to the combined net assets of the Trusts. For the six months ended September 30, 1996, operating expenses of $32,527 for the Maximum Income Portfolio and $31,441 for the Government Portfolio have been reimbursed to the Advisor under the Services Agreement. To the extent the Trust had incurred expenses for which BFIMC, the previous advisor, was not reimbursed as of July 31, 1996, such expenses from prior years will not be billed to the Trust by the Advisor.

Fees are reduced under an expense offset arrangement with the Trust's Custodian. The amount of the expense offset for the six months ended September 30, 1996 was $50 for the Maximum Income Portfolio and $48 for the Government Portfolio.

5.  Net Assets.  At September 30, 1996, net assets include the following:

                                               Maximum Income     Government
                                                 Portfolio        Portfolio

Net paid in capital on shares of beneficial
  interest                                      $9,047,277       $6,846,158
Accumulated net realized losses                 (2,602,098)        (349,518)
Net unrealized appreciation (depreciation) of
  investments                                       76,438         (157,579)

Total net assets                                $6,521,617       $6,339,061

6. Investment Transactions. Purchases and sales of securities other than short-term securities for the six months ended September 30, 1996 were as follows:

                                               Maximum Income     Government
                                                 Portfolio        Portfolio

Purchases                                        $1,508,125       $711,580
Sales                                             1,472,250        975,992

7. Capital Share Transactions. An unlimited number of capital shares, without par value, are authorized. Transactions in capital shares were as follows:

                               Maximum Income Portfolio             Government Portfolio
                                  Six Months Ended                  Six Months Ended
                                  Sept. 30, 1996   Year Ended       Sept. 30, 1996   Year Ended
                                  (Unaudited)      March 31, 1996   (Unaudited)      March 31, 1996
In Dollars
Shares sold                       $719,809         $1,935,692        $252,957        $754,345
Shares issued in reinvestment of
  dividends                        218,292            470,973         149,185         328,159
Total shares issued                938,101          2,406,665         402,142       1,082,504
Shares redeemed                 (1,215,984)        (2,564,046)       (804,161)     (2,021,202)
Net decrease                   $  (277,883)       $  (157,381)      $(402,019)      $(938,698)

In Shares
Shares sold                        101,365            270,513          26,660          76,059
Shares issued in reinvestment of
  dividends                         30,677             65,664          15,703          33,140
Total shares issued                132,042            336,177          42,363         109,199
Shares redeemed                   (171,249)          (357,676)        (84,423)       (204,022)
Net decrease                       (39,207)           (21,499)        (42,060)        (94,823)

GIT Income Trust
Special Information
September 30, 1996
(Unaudited)

A special meeting of the Trust's shareholders was held on July 29, 1996. The following shares were voted at the meeting:

1.  Approval of an advisory agreement with Bankers Finance
Advisors, LLC/Madison Investment Advisors, Inc.

                          Shares
                          Outstanding   For      Against  Abstain

Maximum Income Portfolio  934,862       507,022  2,616    19,301
Government Portfolio      675,180       366,154  1,936    23,706

2.  Election of Trustees (1,610,043 shares outstanding)

                      For     Withhold Authority

Frank E. Burgess      899,020    21,717
James R. Imhoff, Jr.  898,793    21,944
Thomas S. Kleppe      898,072    22,665
Lorence D. Wheeler    899,020    21,717

3.  To ratify the selection of Ernst & Young LLP as
independent auditors of the Trust for the year ending
March 31, 1997 (1,610,043 shares outstanding):  For:
895,303  Against:  None  Abstain:  25,433
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